GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2023
General And Administrative Expenses
17.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the condensed consolidated interim statements of operations consist of the following:

	March 31, 2023	March 31, 2022
Salaries and benefits	$395	$438
Professional fees	239	208
Office and miscellaneous	192	174
Management and consulting fees	106	116
Investor relations	81	52
Travel and promotion	54	10
Directors fees	44	41
Regulatory and compliance fees	38	47
Depreciation	35	30
	$1,184	$1,116